ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Organization And Basis Of Presentation Details Narrative
Losses from continuing operations	$ (5,675,476)	$ (320,712)	$ (6,675,780)	$ (569,949)	$ (3,059,815)	$ (2,937,475)
Net debt proceeds			770,250		$ 715,500
Proceeds from sale of common stock			$ 782,375